Revenues - Summary of Revenues Condensed Consolidated Statements Of Comprehensive Income (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disaggregation of Revenue [Line Items]
Other income	$ 2,269,632	$ 717,141
Revenues	88,245,162	124,465,322
Time Charter Revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	7,000,043	18,384,522
Voyage Charter Revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 78,975,487	$ 105,363,659